STOCKHOLDERS' EQUITY (DEFICIT) - Warrants (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2023 D $ / shares shares	Dec. 31, 2022 D $ / shares shares	Dec. 31, 2021 shares
STOCKHOLDERS' EQUITY (DEFICIT)
Exercise price of warrants	$ 11.50	$ 11.50
Warrants expiration term	5 years	5 years
Warrants exercisable term from the completion of business combination	30 days	30 days
Warrant exercise period condition one	20 days	20 days
Warrant exercise period condition two	60 days	60 days
Percentage of total equity proceeds and interest		60.00%
Maximum
STOCKHOLDERS' EQUITY (DEFICIT)
Share price closing of a business combination		$ 9.20
Class A common stock
STOCKHOLDERS' EQUITY (DEFICIT)
Exercise price of warrants	$ 11.50
Percentage of total equity proceeds and interest	60.00%
Number of trading days | D	10	10
Market value per share	$ 9.20	$ 9.20
Exercise price of warrants adjusted	115.00%	115.00%
Redemption trigger price	$ 18.00	$ 18.00
Percentage of higher of market value and newly issued share price	180.00%	180.00%
Class A common stock | Minimum
STOCKHOLDERS' EQUITY (DEFICIT)
Share price closing of a business combination	$ 9.20
Number of trading days | D	20
Redemption trigger price	$ 18.00
Class A common stock | Maximum
STOCKHOLDERS' EQUITY (DEFICIT)
Number of trading days | D	30
Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
STOCKHOLDERS' EQUITY (DEFICIT)
Redemption trigger price	$ 18.00
Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00 | Class A common stock
STOCKHOLDERS' EQUITY (DEFICIT)
Redemption period	30 days
Threshold trading days for redemption of public warrants		20 days
Public Warrants
STOCKHOLDERS' EQUITY (DEFICIT)
Number of warrants outstanding | shares	13,800,000	13,800,000	13,800,000
Exercise price of warrants		$ 18.00
Redemption price per public warrant (in dollars per share)		$ 0.01
Minimum threshold written notice period for redemption of public warrants		30 days
Redemption period		30 days
Public Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
STOCKHOLDERS' EQUITY (DEFICIT)
Redemption price per public warrant (in dollars per share)	$ 0.01
Minimum threshold written notice period for redemption of public warrants	30 days
Redemption period	30 days
Threshold consecutive trading days for redemption of public warrants		30 days
Private Placement Warrants
STOCKHOLDERS' EQUITY (DEFICIT)
Number of warrants outstanding | shares	13,730,000	13,730,000	13,730,000